Financial risk management - Disclosure of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Cash and cash equivalents at beginning of year	€ 182,783	€ 226,139	€ 104,072
Net debt at beginning of period	569,773	441,288	566,561
Cash flows	116,483	113,785	(139,464)
Foreign exchange adjustments	348	1,156	465
Other changes	6,793	13,544	13,726
Cash and cash equivalents at end of year	51,690	182,783	226,139
Net debt at end of period	693,397	569,773	441,288
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Cash flows	129,126	39,122	(122,996)
Foreign exchange adjustments	565	1,155	929
Other changes	1,402	3,079	0
Borrowings due within 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(111)	(1,081)	(2,102)
Cash flows	731	(884)	(1,066)
Foreign exchange adjustments	(166)	(86)	45
Other changes	0	0	0
Liabilities arising from financing activities at end of period	(676)	(111)	(1,081)
Borrowings due after 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(720,745)	(624,595)	(622,398)
Cash flows	0	90,578	0
Foreign exchange adjustments	0	0	0
Other changes	1,809	5,572	2,197
Liabilities arising from financing activities at end of period	(722,554)	(720,745)	(624,595)
Lease liabilities due within 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(12,578)	(14,001)	(13,713)
Cash flows	(13,374)	(15,031)	(15,402)
Foreign exchange adjustments	(31)	39	(157)
Other changes	11,365	13,569	15,847
Liabilities arising from financing activities at end of period	(10,538)	(12,578)	(14,001)
Lease liabilities due after 1 year | Deferred tax assets to be recovered after more than 12 months
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(19,122)	(27,750)	(32,420)
Cash flows	0	0	0
Foreign exchange adjustments	(20)	48	(352)
Other changes	(7,783)	(8,676)	(4,318)
Liabilities arising from financing activities at end of period	€ (11,319)	€ (19,122)	€ (27,750)